Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities	$ 328,147	$ 285,562
Interest expense	(26,156)	(25,400)
Total lease liabilities	301,991	260,162	$ 149,903
Within 1 year [Member]
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities	114,113	103,063
Interest expense	(12,489)	(13,625)
Total lease liabilities	101,624	89,438
1 to 5 years [Member]
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities	214,034	182,499
Interest expense	(13,667)	(11,775)
Total lease liabilities	200,367	170,724
>5 years [Member]
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities
Interest expense
Total lease liabilities